Income tax (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Components of Current Tax Expense Income and Adjustments for Current Tax of Prior Periods

All figures in £ millions	Notes	2019	2018	2017
Current tax
Credit/(charge) in respect of current year		(51)	92	(121)
Adjustments in respect of prior years		21	34	(2)

Total current tax credit/(charge)		(30)	126	(123)

Deferred tax
In respect of temporary differences		59	(6)	96
Other adjustments in respect of prior years		5	(28)	14

Total deferred tax (charge)/credit	13	64	(34)	110

Total tax credit/(charge)		34	92	(13)

Summary of Profit Before Tax Differences Calculated
The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the UK tax rate as follows:

All figures in £ millions	2019	2018	2017
Profit before tax	232	498	421
Tax calculated at UK rate (2019: 19%, 2018: 19%, 2017: 19.25%)	(44)	(94)	(81)
Effect of overseas tax rates	(2)	(28)	15
Joint venture and associate income reported net of tax	10	8	15
Intangible impairment not subject to tax	—	—	—
Intra-group financing benefit	11	25	26
Movement in provisions for tax uncertainties	3	111	49
Impact of US tax reform	—	—	(1)
Net expense not subject to tax	(10)	(29)	(39)
Benefit from change in US tax accounting treatment	—	25	—
Gains and losses on sale of businesses not subject to tax	57	77	8
Utilisation of previously unrecognised tax losses and credits	—	—	(1)
Unrecognised tax losses	(17)	(9)	(16)
Adjustments in respect of prior years	26	6	12

Total tax credit/(charge)	34	92	(13)

UK	(12)	37	(36)
Overseas	46	55	23

Total tax credit/(charge)	34	92	(13)

Tax rate reflected in earnings	(14.7)%	(18.5)%	3.1%

Summary of Tax Benefit/(Charge) Recognised in Other Comprehensive Income
The tax benefit/(charge) recognised in other comprehensive income is as follows:

All figures in £ millions	2019	2018	2017
Net exchange differences on translation of foreign operations	5	(4)	9
Fair value gain on other financial assets	(4)	—	(4)
Remeasurement of retirement benefit obligations	22	9	(42)

	23	5	(37)